UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2002

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York   November 4, 2002

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	42

Form 13F Information Table Value Total:	$498,546,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T                        COM              001957109     1639   136500 SH       SOLE                   136500
AT & T Canada, Inc.            COM              00207q202    16179   504500 SH       SOLE                   504500
Alleghany                      COM              017175100     9658    50965 SH       SOLE                    50965
BHP Billiton Ltd.              COM              088606108      624    64018 SH       SOLE                    64018
Baker Hughes                   COM              057224107    16367   563801 SH       SOLE                   563801
Berkley W R Corp               COM              084423102     1498    44067 SH       SOLE                    44067
Carmax Group                   COM              143130102     7815   486930 SH       SOLE                   486930
Citigroup                      COM              172967101    12489   421206 SH       SOLE                   421206
Comcast Cl A Special           COM              200300200    16972   813628 SH       SOLE                   813628
Continental Airlines Class B   COM              210795308      326    60400 SH       SOLE                    60400
Dell Computer                  COM              247025109    19530   830691 SH       SOLE                   830691
Duke Energy                    COM              264399106     1695    86704 SH       SOLE                    86704
Equity Office Properties       COM              294741103    19954   772817 SH       SOLE                   772817
Equity Residential             COM              29476L107    23990  1002070 SH       SOLE                  1002070
Exxon Mobil                    COM              30231G102      704    22060 SH       SOLE                    22060
Family Dollar Stores           COM              307000109     8339   310249 SH       SOLE                   310249
Federal National Mortgage      COM              313586109      276     4628 SH       SOLE                     4628
Fidelity National Financial    COM              316326107    23910   831950 SH       SOLE                   831950
Helmerich & Payne              COM              423452101     7850   229340 SH       SOLE                   229340
Keyspan Corporation            COM              49337w100     6429   191900 SH       SOLE                   191900
L-3 Communications Holdings In COM              502424104     1328    25200 SH       SOLE                    25200
Lattice Semiconductor          COM              518415104       69    11145 SH       SOLE                    11145
Liberty Media Corporation New  COM              530718105    18171  2530821 SH       SOLE                  2530821
Nabors Industries              COM              629568106     3374   103030 SH       SOLE                   103030
National Instruments           COM              636518102    17376   793769 SH       SOLE                   793769
NeoMagic Corp.                 COM              640497103      243   234000 SH       SOLE                   234000
Newfield Exploration           COM              651290108    29683   883694 SH       SOLE                   883694
Noble Energy                   COM              655044105    35762  1052764 SH       SOLE                  1052764
Oxford Health                  COM              691471106    27096   695839 SH       SOLE                   695839
Pepsi Bottling Group Inc.      COM              713409100      264    11300 SH       SOLE                    11300
Progressive Corp.              COM              743315103    35822   707522 SH       SOLE                   707522
Prosoft Training.com           COM              9307375         15    45606 SH       SOLE                    45606
Rogers Wireless Communications COM              775315104     4588   840310 SH       SOLE                   840310
Synopsys                       COM              871607107    23549   617275 SH       SOLE                   617275
Teradyne                       COM              880770102      105    10940 SH       SOLE                    10940
Travellers B                   COM              89420G406      323    23879 SH       SOLE                    23879
Travellers P&C                 COM              89420G109      155    11708 SH       SOLE                    11708
UnitedHealth Group Inc.        COM              91324P102    44401   509072 SH       SOLE                   509072
Wachovia                       COM              929903102     3344   102305 SH       SOLE                   102305
Waste Management Inc.          COM              94106L109    40606  1741239 SH       SOLE                  1741239
Westport Resources Corp        COM              961418100    13257   724438 SH       SOLE                   724438
White Mountains Insurance Grou COM              964126106     2768     9400 SH       SOLE                     9400